Related Party Balances and Transactions (Tables) - Forekast limited [member]	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of major related parties

The table below sets out major related parties of the Group and their relationship with the Group:

Entity	Relationship with the Group
BHL Ltd. (formerly known as Brandt Holdings Ltd.)	Shareholder of the Company
Stratifi Global Limited	Shareholder of the Company
Crescent East Limited	Shareholder of the Company
Joharne Limited	Shareholder of the Company
Renhari Limited	Shareholder of the Company
Moira Venture Limited	Shareholder of the Company
Forekast International Pte. Ltd.	Related party due to a common director
Brandt Business Services Sdn. Bhd.	Related party due to a common director

Schedule of outstanding balance owing by related parties

(a)	The outstanding balance owing by related parties as of December 31, 2024 and 2023 were as follow:

	2024	2023
	USD	USD
Amount owing by shareholders
BHL Ltd. (formerly known as Brandt Holdings Ltd.)	-	5,300
Stratifi Global Limited	-	970
Crescent East Limited	-	960
Joharne Limited	-	960
Renhari Limited	-	960
Moira Venture Limited	-	850
	-	10,000

Amount owing by related party
Forekast International Pte. Ltd.	-	108,950

Schedule of related party transactions
(b)	The related party transactions entered into during the years ended December 31, 2024 and 2023 were as follows:

	2024	2023
	USD	USD
Revenue
Brandt Business Services Sdn. Bhd.	-	2,332,646